Cover	12 Months Ended
Sep. 30, 2024
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 2
Entity Registrant Name	MULLEN AUTOMOTIVE INC.
Entity Central Index Key	0001499961
Entity Tax Identification Number	86-3289406
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1405 Pioneer Street
Entity Address, Address Line Two	Brea
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92821
City Area Code	714
Local Phone Number	613-1900
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1405 Pioneer St
Entity Address, City or Town	Brea
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92821
City Area Code	714
Local Phone Number	613-1900
Contact Personnel Name	David Michery